Document and Entity Information	May 14, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001965040
Document Type	8-K/A
Document Period End Date	May 14, 2024
Entity Registrant Name	Fortrea Holdings Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41704
Entity Tax Identification Number	92-2796441
Entity Address, Address Line One	8 Moore Drive
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27709
City Area Code	877
Local Phone Number	495-0816
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	FTRE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On May 16, 2024, Fortrea Holdings Inc. (the “Company”) filed a Current Report on Form 8-K with the Securities and Exchange Commission to report that, among other things, on May 14, 2024, Machelle Sanders was elected to the Board of Directors (the “Board”) of the Company, effective as of May 14, 2024 (the “Original Form 8-K”). At the time of the Original Form 8-K filing, no decision had been made regarding on which committees Ms. Sanders would serve. The Company is filing this Amendment No. 1 on Form 8-K/A to the Original Form 8-K to amend and disclose the committee assignments for Ms. Sanders required by Item 5.02 of Form 8-K.